Schedule of Investments (unaudited)
April 30, 2025
iShares® MSCI EAFE Min Vol Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 2.6%
Brambles Ltd.	1,421,095	$18,675,543
Cochlear Ltd.	22,161	3,881,069
Coles Group Ltd.	808,295	10,976,489
Computershare Ltd.	291,622	7,620,492
CSL Ltd.	123,045	19,750,314
Insurance Australia Group Ltd.	2,521,111	13,242,058
Medibank Pvt Ltd.	9,733,545	28,954,615
Origin Energy Ltd.	1,338,482	9,123,100
QBE Insurance Group Ltd.	518,058	7,159,521
Santos Ltd.	844,322	3,245,880
Telstra Group Ltd.	2,097,078	6,052,369
Transurban Group	1,496,207	13,482,879
Washington H Soul Pattinson & Co. Ltd.	113,032	2,690,453
		144,854,782
Austria — 0.1%
Verbund AG	59,734	4,590,616
Belgium — 2.6%
Anheuser-Busch InBev SA	244,879	16,139,718
Argenx SE(a)	53,484	34,574,691
Groupe Bruxelles Lambert NV	446,591	36,841,127
Lotus Bakeries NV	1,146	11,018,873
UCB SA	235,051	43,094,043
		141,668,452
China — 0.0%
Wharf Holdings Ltd. (The)	822,000	2,064,781
Denmark — 1.2%
AP Moller - Maersk A/S, Class A	1,585	2,708,860
Carlsberg A/S, Class B	24,284	3,308,783
Danske Bank A/S	140,069	4,914,679
Genmab A/S(a)	29,356	6,224,605
Novo Nordisk A/S, Class B	330,426	22,092,782
Tryg A/S	1,048,294	25,010,141
		64,259,850
Finland — 2.9%
Elisa OYJ	628,676	33,538,621
Kone OYJ, Class B	318,988	19,755,504
Nokia OYJ	1,294,800	6,472,929
Orion OYJ, Class B	489,177	30,628,120
Sampo OYJ, Class A	6,574,322	65,865,534
		156,260,708
France — 7.8%
Air Liquide SA	205,243	42,172,958
Carrefour SA	185,777	2,865,371
Danone SA	530,900	45,682,044
Dassault Aviation SA	76,720	27,662,669
EssilorLuxottica SA	43,493	12,532,638
Getlink SE	411,763	7,818,644
Ipsen SA	113,895	13,246,340
La Francaise des Jeux SAEM(b)	252,412	8,997,008
L'Oreal SA	7,384	3,262,736
Orange SA	5,747,844	83,389,966
Sanofi SA	669,457	73,233,126
Sodexo SA	46,040	2,922,472
Thales SA	141,321	39,587,167
TotalEnergies SE	1,068,907	60,879,811
		424,252,950
Germany — 6.4%
Beiersdorf AG	407,095	57,358,861
Security	Shares	Value
Germany (continued)
Deutsche Boerse AG	99,538	$32,060,578
Deutsche Telekom AG, Registered	2,133,447	76,628,155
E.ON SE	1,290,626	22,572,521
Fresenius SE & Co. KGaA(a)	289,756	13,762,516
Hannover Rueck SE	52,180	16,749,758
Henkel AG & Co. KGaA	371,740	26,237,458
Merck KGaA	50,290	7,001,378
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	40,917	28,012,166
Qiagen NV	676,553	29,034,730
SAP SE	112,064	32,788,662
Symrise AG, Class A	55,480	6,398,589
		348,605,372
Hong Kong — 5.8%
BOC Hong Kong Holdings Ltd.	10,477,500	43,464,653
CK Hutchison Holdings Ltd.	3,535,500	19,936,959
CK Infrastructure Holdings Ltd.	3,524,000	23,750,528
CLP Holdings Ltd.	5,844,000	49,829,686
Hang Seng Bank Ltd.	2,312,800	32,283,873
HKT Trust & HKT Ltd., Class SS	21,570,349	30,694,159
Hong Kong & China Gas Co. Ltd.	26,628,799	23,959,890
Hongkong Land Holdings Ltd.	703,800	3,444,397
Jardine Matheson Holdings Ltd.	415,600	18,467,210
MTR Corp. Ltd.	2,881,748	9,948,734
Power Assets Holdings Ltd.	7,766,000	51,358,081
SITC International Holdings Co. Ltd.	1,610,000	4,452,847
WH Group Ltd.(b)	4,546,000	4,065,066
		315,656,083
Ireland — 0.7%
AIB Group PLC	2,798,855	18,811,274
Kerry Group PLC, Class A	191,724	20,296,235
		39,107,509
Israel — 3.1%
Bank Hapoalim BM	2,376,684	34,862,606
Bank Leumi Le-Israel BM	1,359,065	19,300,121
Check Point Software Technologies Ltd.(a)	208,876	45,860,815
Elbit Systems Ltd.	105,353	40,506,126
ICL Group Ltd.	902,676	6,025,745
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	1,569,798	11,725,578
Mizrahi Tefahot Bank Ltd.	209,074	10,586,982
		168,867,977
Italy — 3.2%
Eni SpA	3,561,557	51,006,974
Ferrari NV	109,199	49,989,200
Generali	111,574	4,077,777
Leonardo SpA	94,795	4,928,233
Recordati Industria Chimica e Farmaceutica SpA	412,282	24,328,068
Snam SpA	3,074,880	17,648,211
Terna - Rete Elettrica Nazionale	1,395,614	13,877,718
UniCredit SpA	138,377	8,050,893
		173,907,074
Japan — 24.5%
Aeon Co. Ltd.	550,800	16,287,802
Aisin Corp.	236,000	2,997,511
ANA Holdings Inc.	943,100	18,116,409
Astellas Pharma Inc.	3,391,900	33,966,979
Bandai Namco Holdings Inc.	242,600	8,430,960
Bridgestone Corp.	659,100	27,560,367
Canon Inc.	1,295,700	39,984,946
Central Japan Railway Co.	1,794,100	37,754,779

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Chubu Electric Power Co. Inc.	1,282,800	$16,657,569
Chugai Pharmaceutical Co. Ltd.	325,100	18,728,852
Dai Nippon Printing Co. Ltd.	481,400	6,710,103
Daito Trust Construction Co. Ltd.	121,600	13,538,582
Daiwa House Industry Co. Ltd.	421,300	15,243,865
East Japan Railway Co.	2,487,300	53,916,884
ENEOS Holdings Inc.	1,075,700	5,178,665
Fast Retailing Co. Ltd.	14,400	4,736,805
FUJIFILM Holdings Corp.	226,900	4,647,450
Fujitsu Ltd.	310,500	6,897,898
Hankyu Hanshin Holdings Inc.	199,400	5,687,322
Idemitsu Kosan Co. Ltd.	1,131,300	7,010,680
Inpex Corp.	220,400	2,757,092
ITOCHU Corp.	149,300	7,635,640
Japan Airlines Co. Ltd.	621,400	11,258,157
Japan Post Bank Co. Ltd.	3,368,900	34,638,839
Japan Post Holdings Co. Ltd.	2,643,400	25,694,543
Japan Tobacco Inc.	1,395,700	42,998,777
Kansai Electric Power Co. Inc. (The)	422,900	5,210,313
Kao Corp.	972,500	41,643,933
KDDI Corp.	3,540,600	62,752,205
Kirin Holdings Co. Ltd.	1,026,600	15,529,050
Kyowa Kirin Co. Ltd.	751,200	11,729,691
MEIJI Holdings Co. Ltd.	1,034,900	25,444,923
Mitsubishi UFJ Financial Group Inc.	1,091,300	13,749,421
MonotaRO Co. Ltd.	150,900	2,902,240
MS&AD Insurance Group Holdings Inc.	104,500	2,375,264
NEC Corp.	521,600	12,697,214
Nippon Building Fund Inc.	36,738	34,100,552
Nippon Telegraph & Telephone Corp.	38,600,200	40,347,881
Nissin Foods Holdings Co. Ltd.	441,700	9,738,961
Nitori Holdings Co. Ltd.	68,100	8,102,860
Nomura Research Institute Ltd.	142,000	5,377,175
Obayashi Corp.	484,000	7,509,344
Obic Co. Ltd.	924,200	32,357,620
Ono Pharmaceutical Co. Ltd.	1,222,500	14,072,109
Oracle Corp./Japan	229,000	27,530,705
Oriental Land Co. Ltd./Japan	203,700	4,314,263
Osaka Gas Co. Ltd.	823,800	20,889,969
Otsuka Corp.	1,350,200	29,946,164
Otsuka Holdings Co. Ltd.	1,111,600	54,191,357
Pan Pacific International Holdings Corp.	383,200	11,797,744
Resona Holdings Inc.	319,000	2,558,952
SCSK Corp.	872,500	22,820,607
Secom Co. Ltd.	1,235,500	45,429,865
Sekisui Chemical Co. Ltd.	777,300	13,582,477
SG Holdings Co. Ltd.	1,231,300	12,965,156
Shionogi & Co. Ltd.	1,797,600	30,200,600
SoftBank Corp.	45,511,400	68,869,893
Suntory Beverage & Food Ltd.	511,800	17,882,721
Takeda Pharmaceutical Co. Ltd.	2,017,700	61,032,602
TIS Inc.	886,600	25,590,090
Tokyo Gas Co. Ltd.	487,700	16,202,757
Tokyu Corp.	1,158,700	14,052,772
Unicharm Corp.	423,500	3,932,256
West Japan Railway Co.	1,036,400	21,801,704
Yakult Honsha Co. Ltd.	506,100	10,396,317
Zensho Holdings Co. Ltd.	58,000	3,584,013
ZOZO Inc.	513,000	5,209,764
		1,339,460,980
Netherlands — 4.5%
Coca-Cola Europacific Partners PLC	100,133	9,086,068
Security	Shares	Value
Netherlands (continued)
EXOR NV, NVS	163,733	$15,458,804
Heineken Holding NV	133,165	10,412,149
Heineken NV	160,625	14,378,374
JDE Peet's NV	491,391	11,896,040
Koninklijke Ahold Delhaize NV	2,105,222	86,438,406
Koninklijke KPN NV	12,519,725	58,239,927
Wolters Kluwer NV	236,726	41,796,093
		247,705,861
New Zealand — 0.4%
Auckland International Airport Ltd.	2,146,965	9,590,233
Fisher & Paykel Healthcare Corp. Ltd.	117,555	2,371,439
Infratil Ltd.	1,258,757	7,889,544
Meridian Energy Ltd.	1,172,647	3,817,106
		23,668,322
Norway — 0.2%
Equinor ASA	208,478	4,719,030
Telenor ASA	237,581	3,568,462
		8,287,492
Portugal — 0.4%
Galp Energia SGPS SA	1,281,477	19,854,915
Jeronimo Martins SGPS SA	197,812	4,787,519
		24,642,434
Singapore — 4.9%
DBS Group Holdings Ltd.	2,005,540	65,158,358
Genting Singapore Ltd.	15,780,400	8,948,541
Oversea-Chinese Banking Corp. Ltd.	3,619,699	44,796,540
Singapore Exchange Ltd.	4,165,000	45,818,549
Singapore Technologies Engineering Ltd.	7,662,500	43,509,518
Singapore Telecommunications Ltd.	6,119,500	17,704,902
United Overseas Bank Ltd.	1,601,200	42,526,009
		268,462,417
Spain — 4.6%
ACS Actividades de Construccion y Servicios SA	82,837	5,190,138
Aena SME SA(b)	88,429	22,214,771
CaixaBank SA	3,153,657	24,170,277
Endesa SA	498,276	14,964,512
Iberdrola SA	3,973,825	71,631,589
Industria de Diseno Textil SA	1,097,347	59,009,815
Redeia Corp. SA	2,041,379	42,808,305
Repsol SA	920,266	11,249,025
Telefonica SA	564,473	2,899,835
		254,138,267
Sweden — 0.3%
Nordea Bank Abp	1,363,948	18,889,245
Switzerland — 12.9%
Alcon AG	44,719	4,344,920
Baloise Holding AG, Registered	89,825	19,983,590
Banque Cantonale Vaudoise, Registered	167,860	20,659,809
BKW AG	119,266	23,911,319
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	561	8,176,011
Chocoladefabriken Lindt & Spruengli AG, Registered	22	3,116,135
EMS-Chemie Holding AG, Registered	18,147	13,379,805
Galderma Group AG	25,926	3,011,191
Givaudan SA, Registered	4,666	22,510,461
Helvetia Holding AG, Registered	71,764	15,830,960
Holcim AG	116,005	12,963,314
Kuehne + Nagel International AG, Registered	75,573	17,404,236
Nestle SA, Registered	624,370	66,456,310
Novartis AG, Registered	688,309	78,506,602

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Roche Holding AG, Bearer	39,603	$13,776,959
Roche Holding AG, NVS	195,717	63,996,788
Sandoz Group AG	92,638	4,018,143
Schindler Holding AG, Registered	122,071	43,279,533
SGS SA	336,604	32,873,142
Swiss Prime Site AG, Registered	365,202	51,495,679
Swiss Re AG	76,329	13,701,377
Swisscom AG, Registered	123,963	82,668,827
Zurich Insurance Group AG	122,242	86,702,651
		702,767,762
United Kingdom — 9.7%
AstraZeneca PLC	241,374	34,580,881
BAE Systems PLC	4,026,896	93,354,069
BP PLC	2,780,409	12,838,235
British American Tobacco PLC	167,965	7,316,278
Bunzl PLC	406,389	12,770,576
Compass Group PLC	1,167,682	39,368,191
GSK PLC	2,935,786	58,077,760
Haleon PLC	4,577,411	23,032,938
HSBC Holdings PLC	270,060	3,010,461
London Stock Exchange Group PLC	80,910	12,598,615
National Grid PLC	1,784,242	25,753,929
Pearson PLC	835,393	13,392,380
Reckitt Benckiser Group PLC	40,075	2,586,702
RELX PLC	966,699	52,757,735
Shell PLC	1,255,838	40,528,086
Tesco PLC	3,798,078	18,796,694
Unilever PLC	1,217,800	77,537,181
		528,300,711
Total Long-Term Investments — 98.8% (Cost: $4,726,126,452)		5,400,419,645
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)(e)	668,816	$669,083
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	2,500,000	2,500,000
Total Short-Term Securities — 0.1% (Cost: $3,169,083)		3,169,083
Total Investments — 98.9% (Cost: $4,729,295,535)		5,403,588,728
Other Assets Less Liabilities — 1.1%		60,499,628
Net Assets — 100.0%		$5,464,088,356

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,853,775	$—	$(17,184,658)(a)	$2,121	$(2,155)	$669,083	668,816	$44,047 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,450,000	1,050,000 (a)	—	—	—	2,500,000	2,500,000	39,876	—
				$2,121	$(2,155)	$3,169,083		$83,923	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Min Vol Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	90	06/12/25	$16,799	$166,259
SPI 200 Index	96	06/19/25	12,517	363,490
Euro STOXX 50 Index	192	06/20/25	11,179	6,266
FTSE 100 Index	83	06/20/25	9,392	72,187
2-Year U.S. Treasury Note	59	06/30/25	12,286	57,039
				$665,241
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$97,817,210	$5,302,602,435	$—	$5,400,419,645
Short-Term Securities
Money Market Funds	3,169,083	—	—	3,169,083
	$100,986,293	$5,302,602,435	$—	$5,403,588,728
Derivative Financial Instruments(a)
Assets
Equity Contracts	$363,490	$244,712	$—	$608,202
Interest Rate Contracts	57,039	—	—	57,039
	$420,529	$244,712	$—	$665,241

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares